Exhibit 99.32

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXXX	6000089412	D	B	D	A	C	B	A	A	Closed	FCRE4678	2023-01-30 17:10	2023-02-21 17:51	Resolved	1 - Information	C	A	Credit	Eligibility	Payment shock exceeds guideline	Resolved--Borrower has no prior housing payment history to demonstrate a payment shock. - Due Diligence Vendor-02/21/2023
Ready for Review-Finding in Counter status but no counter received. Please clear condition.  - Seller-02/21/2023
Ready for Review-The referenced FTHB guidelines which states "No Housing History/Excessive Payment Shock" does not mean a borrower without a prior housing history cannot exceed 300% payment shock. It is impossible to calculate payment shock when there is no existing housing payment. This is the header on a table which applies to FTHB and addresses different situations which may arise with a FTHB (no housing history, gift funds, payment shock when the borrower has a current housing history). The "/" in the header is meant to show that this box will address these issues. It does not mean "and". Please clear condition.  - Seller-02/16/2023
Counter--The guideline referenced under XXXXX explicitly states in the header, "No Housing History/Excessive Payment Shock" which means, a borrower without a prior housing history cannot exceed a 300% payment shock. (1) provide exception to guidelines or (2) provide updated guidelines removing payment shock language for FTHB with no housing history. Finding remains - Due Diligence Vendor-02/10/2023
Ready for Review-Document Uploaded. You cannot apply payment shock when they don’t have a current primary housing expense. As per grid in this scenario XXXXX asked for XXXXX months reserves in lieu of the housing history.  If they had an actual primary housing payment then no extra reserves and we would verify no payment shock. See attached XXXXX response.  Please clear this exception - Seller-02/09/2023
Counter--AUDIT REPONSE: Per XXXXX, First Time Homebuyer, Payment shock cannot exceed 300%. Finding remains - Due Diligence Vendor-02/08/2023
Ready for Review-The borrower meets the tradeline requirement (HC $XXXXX) when they currently have no housing obligation; therefore, with no housing obligation payment shock limitations should not apply.   Please clear this exception - Seller-02/08/2023
Open-Borrower has no primary housing expense and new housing expense of $XXXXX, exceeding the 300% maximum. - Due Diligence Vendor-01/30/2023	Ready for Review-Finding in Counter status but no counter received. Please clear condition. - Seller-02/21/2023
 Ready for Review-The referenced FTHB guidelines which states "No Housing History/Excessive Payment Shock" does not mean a borrower without a prior housing history cannot exceed 300% payment shock. It is impossible to calculate payment shock when there is no existing housing payment. This is the header on a table which applies to FTHB and addresses different situations which may arise with a FTHB (no housing history, gift funds, payment shock when the borrower has a current housing history). The "/" in the header is meant to show that this box will address these issues. It does not mean "and". Please clear condition.  - Seller-02/16/2023
 Ready for Review-Document Uploaded. You cannot apply payment shock when they don’t have a current primary housing expense. As per grid in this scenario XXXXX asked for XXXXX months reserves in lieu of the housing history.  If they had an actual primary housing payment then no extra reserves and we would verify no payment shock. See attached XXXXX response.  Please clear this exception - Seller-02/09/2023
 Ready for Review-The borrower meets the tradeline requirement (HC $XXXXX) when they currently have no housing obligation; therefore, with no housing obligation payment shock limitations should not apply.   Please clear this exception - Seller-02/08/2023
																								Resolved--Borrower has no prior housing payment history to demonstrate a payment shock. - Due Diligence Vendor-02/21/2023	Qualifying DTI below maximum allowed - XXXXX% DTI is less than XXXXX% maximum. Qualifying FICO score is at least XX points above minimum for program - XXX FICO is less than XXX minimum.		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	NJ	Primary Residence	Purchase	NA	N/A	N/A	833611
XXXXX	6000089412	D	B	D	A	C	B	A	A	Closed	finding-3634	2023-01-30 10:22	2023-02-15 17:23	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved--Received signed statement from broker stating the LE 11/30/22 was not delivered to borrower - Due Diligence Vendor-02/15/2023
Ready for Review-Document Uploaded. See attached LOX  from Broker for LE dated 11-30-2022. Please clear exception - Seller-02/14/2023
Counter--File contains an LE with an issue date of 11/30/22 from Broker. If this LE is not valid and was not provided to the borrower, Broker to provide LOE on letterhead stating same. Finding remains - Due Diligence Vendor-02/10/2023
Ready for Review-DISAGREE: The LE XXXXX is looking at is a Broker LE and was not generated by XXXXX. We received the application for this loan from the broker on XX/XX so could not have sent the LE dated XX/XX.  Please clear exception - Seller-02/09/2023
Counter- - Due Diligence Vendor-02/08/2023
Counter--Initial LE provided is dated XX/XX/XX. Further explanation is needed as to why the LE dated XX/XX/XX is not the initial. Finding remains - Due Diligence Vendor-02/08/2023
Ready for Review-Document Uploaded. DISAGREE: The finding incorrectly states the initial LE date as XX/XX/XX. However, it was actually dated 12/29/22 (attached). Per the initial LE, commitment fee was disclosed as $XXXXX and remained so throughout the life of the loan.  Please clear exception - Seller-02/08/2023
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,471.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Commitment Fee increased from $0 on the initial LE: XX/XX/XX to $XXXXX on the final CD:XX/XX/XXXX. Please provide a valid change of circumstance for the $XXXXX  increase or evidence of refund in the amount $XXXXX no later than 60 calendar days after consummation date of XX/XX/XXXX.
Statute of Limitations - Three years
- Due Diligence Vendor-01/30/2023	Ready for Review-Document Uploaded. See attached LOX from Broker for LE dated XX-XX-XXXX. Please clear exception - Seller-02/14/2023
 Ready for Review-DISAGREE: The LE XXXXX is looking at is a Broker LE and was not generated by XXXXX. We received the application for this loan from the broker on XX/XX so could not have sent the LE dated XX/XX.  Please clear exception - Seller-02/09/2023
 Ready for Review-Document Uploaded. DISAGREE: The finding incorrectly states the initial LE date as XX/XX/XX. However, it was actually dated XX/XX/XX (attached). Per the initial LE, commitment fee was disclosed as $XXXXX and remained so throughout the life of the loan.  Please clear exception - Seller-02/08/2023
																								Resolved--Received signed statement from broker stating the LE XX/XX/XX was not delivered to borrower - Due Diligence Vendor-02/15/2023	Qualifying DTI below maximum allowed - XXXXX% DTI is less than XXXXX% maximum. Qualifying FICO score is at least XX points above minimum for program - XXX FICO is less than XXX minimum.		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	NJ	Primary Residence	Purchase	NA	N/A	N/A	832636
XXXXX	6000089412	D	B	D	A	C	B	A	A	Closed	finding-3367	2023-01-30 12:42	2023-02-15 17:22	Resolved	1 - Information	C	A	Compliance	Disclosure	RESPA Homeownership Counseling Organizations Disclosure Date Test	Resolved--Received signed LOE that LE dated XX/XX/XX was not provided to borrower - Due Diligence Vendor-02/15/2023
Ready for Review-Document Uploaded. See attached LOX  from Broker for LE dated XX-XX-XXXX. Please clear exception - Seller-02/14/2023
Counter--Received same documentation previously reviewed. File contains an LE with an issue date of XX/XX/XX from Broker. If this LE is not valid and was not provided to the borrower, Broker to provide LOE on letterhead stating same. Finding remains - Due Diligence Vendor-02/10/2023
Ready for Review-DISAGREE: XXXXX received the application for this loan from the broker on XXXXX. Please clear this exception.  - Seller-02/09/2023
Counter- - Due Diligence Vendor-02/08/2023
Counter--Received disclosure dated XX/XX/XX however, initial application date is XXXXX. Provide disclosure dated within 3 days of application date. Finding remains - Due Diligence Vendor-02/08/2023
Ready for Review-Document Uploaded. See attached Initial Disclosures acknowledged. Please clear exception - Seller-02/07/2023
																						Open-This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. -Missing evidence borrower received Homeownership Counseling disclosure within 3 days of application date XX/XX/XX. -Statute of Limitations - Three Years - Due Diligence Vendor-01/30/2023	Ready for Review-Document Uploaded. See attached LOX from Broker for LE dated XX-XX-XXXX. Please clear exception - Seller-02/14/2023 Ready for Review-DISAGREE: XXXXX received the application for this loan from the broker on XXXXX. Please clear this exception. - Seller-02/09/2023 Ready for Review-Document Uploaded. See attached Initial Disclosures acknowledged. Please clear exception - Seller-02/07/2023	Resolved--Received signed LOE that LE dated XX/XX/XX was not provided to borrower - Due Diligence Vendor-02/15/2023	Qualifying DTI below maximum allowed - XXXXX% DTI is less than XXXXX% maximum. Qualifying FICO score is at least XX points above minimum for program - XXX FICO is less than XXX minimum.		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	NJ	Primary Residence	Purchase	NA	N/A	N/A	832991
XXXXX	6000089412	D	B	D	A	C	B	A	A	Closed	finding-3532	2023-01-30 10:22	2023-02-08 11:19	Resolved	1 - Information	C	A	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	Resolved--Received evidence of receipt for initial CD - Due Diligence Vendor-02/08/2023
Ready for Review-Document Uploaded. See attached Initial CD acknowledged. Please clear exception - Seller-02/07/2023
																						Open-This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. -Missing evidence borrower received initial CD XX/XX/XX a minimum 3 days prior to consummation date XX/XX/XX. -Statute of Limitations - Three Years - Due Diligence Vendor-01/30/2023	Ready for Review-Document Uploaded. See attached Initial CD acknowledged. Please clear exception - Seller-02/07/2023	Resolved--Received evidence of receipt for initial CD - Due Diligence Vendor-02/08/2023	Qualifying DTI below maximum allowed - XXXXX% DTI is less than XXXXX% maximum. Qualifying FICO score is at least XX points above minimum for program - XXX FICO is less than XXX minimum.		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	NJ	Primary Residence	Purchase	NA	N/A	N/A	832643
XXXXX		6000089412	D	B	D	A	C	B	A	A	Closed	FCRE7000	2023-01-30 16:31	2023-02-08 11:03	Resolved	1 - Information	D	A	Credit	Missing Doc	Required forms/disclosures missing	Resolved--Received copy of mortgage with legal description - Due Diligence Vendor-02/08/2023 Ready for Review-Document Uploaded. See attached recorded mortgage with legal attached. Please clear exception - Seller-02/08/2023 Open-Missing legal description attachment to mortgage. - Due Diligence Vendor-01/30/2023	Ready for Review-Document Uploaded. See attached recorded mortgage with legal attached. Please clear exception - Seller-02/08/2023	Resolved--Received copy of mortgage with legal description - Due Diligence Vendor-02/08/2023	Qualifying DTI below maximum allowed - XXXXX% DTI is less than XXXXX% maximum. Qualifying FICO score is at least XX points above minimum for program - XXX FICO is less than XXX minimum.		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	NJ	Primary Residence	Purchase	NA	N/A	N/A	833558
XXXXX		6000089412	D	B	D	A	C	B	A	A	Seller	FCOM1302	2023-01-30 17:07	2023-02-16 17:29	Open	2 - Non-Material	B	B	Compliance	Disclosure	Home Loan Toolkit Not Provided Within 3 Days of Application Date	Open-The Home Loan Toolkit was not provided within 3 days of the Application Date (Number of Days Difference is '29'). - Due Diligence Vendor-01/30/2023			Qualifying DTI below maximum allowed - XXXXX% DTI is less than XXXXX% maximum. Qualifying FICO score is at least XX points above minimum for program - XXX FICO is less than XXX minimum.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	NJ	Primary Residence	Purchase	NA	N/A	N/A	833608
XXXXX	6000089401	C	B	C	B	B	B	B	B	Closed	FCRE1455	2023-02-17 13:17	2023-03-03 10:00	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Less Than 2 Months Verified	Resolved--Received complete 2 months bank statements - Due Diligence Vendor-03/03/2023
Resolved-Asset 1 Verified Sufficiently - Due Diligence Vendor-03/03/2023
Ready for Review-Document Uploaded. Please see the attached XXXXX months bank statements for the account being questioned. Please clear the condition     - Seller-03/02/2023
Counter--Received same documentation already reviewed. Guidelines require 60 days or 2 months bank statements. Statement XXXXX XX/XX/XX - XX/XX/XX (30 days/1 month), Printout XX/XX/XX - XX/XX/XX which is less than 30 days/1 month (XX/XX/XX to XX/XX/XX is already being counted in Dec statement). Provide additional printout covering XX/XX/XX - XX/XX/XX or January complete statement. Guidelines require a full 60 days of seasoning for assets used. Finding remains - Due Diligence Vendor-03/01/2023
Ready for Review-Document Uploaded. 12 months reserves were required due to loan amount over XXXXX and it had to be  sourced and seasoned or past 60 days. Please clear the condition

$XXXXX x XX = $XXXXX

total funds for closing including reserves is $XXXXX - Seller-02/27/2023
Counter--Received same documentation already in file and review. Statement provided is not a 60 day statement and does not meet guidelines requirements. Statement reflects XX/XX/XX to XX/XX/XX. Please provide a full 60 days. Finding remains - Due Diligence Vendor-02/27/2023
Ready for Review-Document Uploaded. Please see the attached dec thru XXXX XXXXX  - Seller-02/24/2023
Counter--Received statements for XXXXX and XXXXX which is not what is being asked for. Finding is for missing 60-day verification for XXXXX-Missing account balance and transaction history for XX/XX- XX/XX/XX (OR) XX/XX/XX-XX/XX/XX (OR) two months consecutive statements; Finding to remain. - Due Diligence Vendor-02/24/2023
Ready for Review-Document Uploaded. Please see the attached statement to cover a consecutive 60-day period. - Seller-02/23/2023
Counter--Rec'd 12/2022 account statement for XXXXX; finding is for missing 60-day verification for XXXXX-Missing account balance and transaction history for XX/XX-XX/XX/XX or two months consecutive statements; Finding to remain.

 - Due Diligence Vendor-02/23/2023
Ready for Review-Document Uploaded. Pleas see the attached dec 22 statement with the name please clear the condition  - Seller-02/22/2023
Open-Asset 1 Less Than 2 Months Verified -Missing 60-day account verification for XXXXX; transaction history print out only covers XX/XX/XX - XX/XX/XX - not a full 60 days. Also printout does not show ownership of account - Due Diligence Vendor-02/17/2023	Ready for Review-Document Uploaded. Please see the attached XXXXX months bank statements for the account being questioned. Please clear the condition - Seller-03/02/2023
 Ready for Review-Document Uploaded. XX months reserves were required due to loan amount over XXXXX and it had to be  sourced and seasoned or past 60 days. Please clear the condition

$XXXXX x XX = $XXXXX

total funds for closing including reserves is $XXXXX - Seller-02/27/2023
 Ready for Review-Document Uploaded. Please see the attached XXXXX thru XXXXX XXXX  - Seller-02/24/2023
 Ready for Review-Document Uploaded. Please see the attached statement to cover a consecutive 60-day period. - Seller-02/23/2023
 Ready for Review-Document Uploaded. Pleas see the attached XXXXX XX statement with the name please clear the condition  - Seller-02/22/2023
																								Resolved--Received complete XXXXX months bank statements - Due Diligence Vendor-03/03/2023 Resolved-Asset 1 Verified Sufficiently - Due Diligence Vendor-03/03/2023	Qualifying DTI below maximum allowed - XXXXX% Qualifying DTI < XXXXX% guideline max. Qualifying FICO score is at least XX points above minimum for program - XXX Qualifying FICO > XXX minimum required. Residual Income =/> XXXXX times $XXXXX monthly residual income - -Verified $XXXXX residual income.		XXXXX XXXX - (XX-XX-XX) XXX.pdf_2023_02_22_@12_40_10.pdf XXXXX XXXX - (XX-XX-XX) XXX.pdf_XXXX_XX_XX_@11_39_07.pdf Printed from XXXX Personal Online.pdf_2023_02_24_@10_45_05 XXX thru XX 2023.pdf Bank Statements.pdf Bank statements XX months for account XXXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	860591
XXXXX	6000089401	C	B	C	B	B	B	B	B	Closed	FCRE1456	2023-02-17 13:17	2023-03-03 09:59	Resolved	1 - Information	C	A	Credit	Assets	Asset 2 Less Than 2 Months Verified	Resolved--Received additional statement to cover 2 consecutive months - Due Diligence Vendor-02/24/2023
Resolved-Asset 2 Verified Sufficiently Or Not Applicable - Due Diligence Vendor-02/24/2023
Ready for Review-Document Uploaded. Please see the attached statement to cover a consecutive 60-day period. - Seller-02/23/2023
Counter--Rec'd XX/XXXX account statement for XXXXX; finding is for missing XX/XXXX statement for XXXXX; Finding to remain. - Due Diligence Vendor-02/23/2023
Ready for Review-Document Uploaded. Please see the attached 12/22 statement to cover a consecutive 60-day period.  Please clear the condition - Seller-02/23/2023
																						Open-Asset 2 Less Than 2 Months Verified -Missing 60-day account verification for XXXXX; file contains stmt for XX/XX/XX and XX/XX/XX - missing XX/XX statement to cover a consecutive 60-day period. - Due Diligence Vendor-02/17/2023	Ready for Review-Document Uploaded. Please see the attached statement to cover a consecutive 60-day period. - Seller-02/23/2023 Ready for Review-Document Uploaded. Please see the attached XX/XX statement to cover a consecutive 60-day period. Please clear the condition - Seller-02/23/2023	Resolved--Received additional statement to cover 2 consecutive months - Due Diligence Vendor-02/24/2023 Resolved-Asset 2 Verified Sufficiently Or Not Applicable - Due Diligence Vendor-02/24/2023	Qualifying DTI below maximum allowed - XXXXX% Qualifying DTI < XXXXX% guideline max. Qualifying FICO score is at least XX points above minimum for program - XXX Qualifying FICO > XXX minimum required. Residual Income =/> XXXXX times $XXXXX monthly residual income - -Verified $XXXXX residual income.		XXXXX XXXX - (XX-XX-XX) XXX.pdf_2023_02_22_@12_40_10.pdf XXXXX XXXX - (XX-XX-XX) XXX.pdf_2023_02_23_@11_39_07.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	860592
XXXXX		6000089401	C	B	C	B	B	B	B	B	Closed	FCRE4678	2023-02-17 13:31	2023-02-23 12:32	Resolved	1 - Information	C	A	Credit	Eligibility	Payment shock exceeds guideline	Resolved--Free and clear properties are not subject to payment shock guidelines. - Due Diligence Vendor-02/23/2023 Ready for Review-When the Borrower owns a property free and clear, there is no payment shock calculation, and there is no payment to compare it to. Per XXXXX guidelines page 131 Payment Shock Not Applicable. Please clear the condition - Seller-02/22/2023 Open--Payment shock is >300%. Max allowed per guides is 300%. Home was free and clear. Prior mtg on credit was from 3 yrs ago and does not show pmt amount New mtg pmt is > XXXXX. - Due Diligence Vendor-02/17/2023	Ready for Review-When the Borrower owns a property free and clear, there is no payment shock calculation, and there is no payment to compare it to. Per XXXXX guidelines page 131 Payment Shock Not Applicable. Please clear the condition - Seller-02/22/2023	Resolved--Free and clear properties are not subject to payment shock guidelines. - Due Diligence Vendor-02/23/2023	Qualifying DTI below maximum allowed - XXXXX% Qualifying DTI < XXXXX% guideline max. Qualifying FICO score is at least XX points above minimum for program - XXX Qualifying FICO > XXX minimum required. Residual Income =/> XXXXX times $XXXXX monthly residual income - -Verified $XXXXX residual income.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	860618
XXXXX		6000089401	C	B	C	B	B	B	B	B	Seller	FCOM1302	2023-02-17 05:53	2023-02-21 17:12	Open	2 - Non-Material	B	B	Compliance	Disclosure	Home Loan Toolkit Not Provided Within 3 Days of Application Date	Open-The Home Loan Toolkit was not provided within 3 days of the Application Date (Number of Days Difference is '4'). - Due Diligence Vendor-02/21/2023 Waived-The Home Loan Toolkit was not provided within 3 days of the Application Date (Number of Days Difference is '4'). - Due Diligence Vendor-02/17/2023		Waived-The Home Loan Toolkit was not provided within 3 days of the Application Date (Number of Days Difference is '4'). - Due Diligence Vendor-02/17/2023	Qualifying DTI below maximum allowed - XXXXX% Qualifying DTI < XXXXX% guideline max. Qualifying FICO score is at least XX points above minimum for program - XXX Qualifying FICO > XXX minimum required. Residual Income =/> XXXXX times $XXXXX monthly residual income - -Verified $XXXXX residual income.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	859763
XXXXX		6000089401	C	B	C	B	B	B	B	B	Seller	FVAL3825	2023-02-17 13:43	2023-02-17 14:46	Open	2 - Non-Material	B	B	Property	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Open--XXXXX Severe Winter Storms, Flooding, and Mudslides (XXXXX); Incident Period: XXXXX X, XXXX - XXXXX XX, XXXX; Emergency Declaration declared on XXXXX XX, XXXX. Public assistance for subject county. - Due Diligence Vendor-02/17/2023			Qualifying DTI below maximum allowed - XXXXX% Qualifying DTI < XXXXX% guideline max. Qualifying FICO score is at least XX points above minimum for program - XXX Qualifying FICO > XXX minimum required. Residual Income =/> XX times $XXXXX monthly residual income - -Verified $XXXXX residual income.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	860651
XXXXX		6000089401	C	B	C	B	B	B	B	B	Seller	FCRE1133	2023-02-17 12:18	2023-02-17 14:13	Open	2 - Non-Material	B	B	Credit	Eligibility	Purchase Contract Expiration Date is prior to Note Date	Open-Purchase Contract Expiration Date of XX-XX-XXXX is prior to Note Date of XXXXX -COE extension not provided. - Due Diligence Vendor-02/17/2023			Qualifying DTI below maximum allowed - XXXXX% Qualifying DTI < XXXXX% guideline max. Qualifying FICO score is at least XX points above minimum for program - XXX Qualifying FICO > XXX minimum required. Residual Income =/> XXXXX times $XXXXX monthly residual income - -Verified $XXXXX residual income.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	CA	Primary Residence	Purchase	NA	N/A	N/A	860481
XXXXX		6000089406	D	B	D	B	D	A	A	A	Closed	FCOM1232	2023-02-22 13:15	2023-09-12 11:26	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Missing	Resolved-The Final 1003 is Present - Due Diligence Vendor-03/01/2023 Ready for Review-Document Uploaded. Please see the attached Final signed 1003. Please clear the condition - Seller-02/28/2023 Open-The Final 1003 is Missing The Final signed 1003 is Missing. Statute of Limitations - three years. Final 1003 should include employment start date for both borrowers. - Due Diligence Vendor-02/22/2023	Ready for Review-Document Uploaded. Please see the attached Final signed 1003. Please clear the condition - Seller-02/28/2023	Resolved-The Final 1003 is Present - Due Diligence Vendor-03/01/2023	Qualifying FICO score is at least XX points above minimum for program - XXX FICO exceeds XXX minimum required.		Final Signed 1003_2023_02_28_@10_21_33.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	FL	Primary Residence	Purchase	NA	N/A	N/A	865373
XXXXX	6000089406	D	B	D	B	D	A	A	A	Closed	FCRE7890	2023-02-22 17:08	2023-03-06 14:54	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Required Income Documentation for Bank Statement Program	Resolved--Received business documents - Due Diligence Vendor-03/06/2023
Ready for Review-Document Uploaded. Please see the attached Articles of Incorporation for bwr 1 . Please clear the condition  - Seller-03/03/2023
Counter--Documentation being provided is not what is being requested. Provide business documents such as, Articles of Incorporation, to show borrower 1 or 2 is 100% owner of XXXXX. Finding remains - Due Diligence Vendor-03/03/2023
Ready for Review-Document Uploaded. Please see the attached XXXXX XXXXX XXXXX and XXXXX . Please clear the condition    - Seller-03/02/2023
Counter--Documentation being provided is not what is being requested. Provide business documents such as, Articles of Incorporation, to show borrower 1 is 100% owner of XXXXX. Finding remains - Due Diligence Vendor-03/02/2023
Ready for Review-Document Uploaded. Please see the attached XXXXX . Please clear the condition   - Seller-03/01/2023
Counter--Received bank statements. File is missing documentation to support XXXXX is the borrower's business. Provide related business documents to support. Finding remains - Due Diligence Vendor-03/01/2023
Ready for Review-Document Uploaded. Please see the attached documentation confirming XXXXX for XXXXX. used for qualifying is B1's business account. Please clear the condition  - Seller-02/28/2023
																						Open-Missing documentation confirming XXXXX for XXXXX. used for qualifying is B1's business account. Additional findings may apply for verification of this business. File notes borrower is XXXXX XXXXX XXXXX with XXXXX, and no documentation provided for XXXXX - Due Diligence Vendor-02/22/2023	Ready for Review-Document Uploaded. Please see the attached Articles of Incorporation for bwr 1 . Please clear the condition - Seller-03/03/2023 Ready for Review-Document Uploaded. Please see the attached XXXXX XXXXX XXXXX and XXXXX . Please clear the condition - Seller-03/02/2023 Ready for Review-Document Uploaded. Please see the attached XXXXX . Please clear the condition - Seller-03/01/2023 Ready for Review-Document Uploaded. Please see the attached documentation confirming XXXXX for XXXXX. used for qualifying is B1's business account. Please clear the condition - Seller-02/28/2023	Resolved--Received business documents - Due Diligence Vendor-03/06/2023	Qualifying FICO score is at least XX points above minimum for program - XXX FICO exceeds XXX minimum required.		XXXX XXXXX bank statmeents.pdf PROOF OF ACCT USED_2023_03_01_@01_09_33.pdf XXXXX_2023_03_02_@10_45_22.pdf XXXXX details_2023_03_02_@10_45_55.pdf Detail by Entity Name.pdf Articlies of Incorporation.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	FL	Primary Residence	Purchase	NA	N/A	N/A	865973
XXXXX	6000089406	D	B	D	B	D	A	A	A	Closed	FCRE1355	2023-02-22 17:39	2023-03-02 11:23	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 CPA Letter Missing	Resolved--Received dated CPA letter - Due Diligence Vendor-03/02/2023

Resolved-Borrower 2 CPA Letter Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-03/02/2023

Ready for Review-Document Uploaded. Please see the attached updated CPA Leter. Please clear the condition   - Seller-03/01/2023

Counter--Received same document already in file. CPA letter for Borrower 2 is not dated. Finding remains - Due Diligence Vendor-03/01/2023

Ready for Review-Document Uploaded. Please see the attached CPA Letter for bwr 2   - Seller-02/28/2023

																						Open-Borrower 2 CPA Letter Missing -CPA letter for B2 is missing the date prepared. - Due Diligence Vendor-02/22/2023	Ready for Review-Document Uploaded. Please see the attached updated CPA Leter. Please clear the condition - Seller-03/01/2023 Ready for Review-Document Uploaded. Please see the attached CPA Letter for bwr 2 - Seller-02/28/2023	Resolved--Received dated CPA letter - Due Diligence Vendor-03/02/2023 Resolved-Borrower 2 CPA Letter Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-03/02/2023	Qualifying FICO score is at least XX points above minimum for program - XXX FICO exceeds XXX minimum required.		Condition - CPA Letter.pdf_2023_02_28_@10_38_06.pdf Condition - CPA Letter.pdf_2023_03_01_@01_04_25 updated.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	FL	Primary Residence	Purchase	NA	N/A	N/A	866027
XXXXX		6000089406	D	B	D	B	D	A	A	A	Closed	FCRE8201	2023-02-22 14:48	2023-03-01 14:04	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived--Received exception approval - Due Diligence Vendor-03/01/2023 Ready for Review-Document Uploaded. Please see the attached Loan Exception for the minimum equity. Please clear the condition - Seller-02/28/2023 Open-Borrowers do not have minimum required equity of $XXXXX. Loan Amount XXXXX and appraised value XXXXX- Due Diligence Vendor-02/22/2023	Ready for Review-Document Uploaded. Please see the attached Loan Exception for the minimum equity. Please clear the condition - Seller-02/28/2023	Waived--Received exception approval - Due Diligence Vendor-03/01/2023	Qualifying FICO score is at least XX points above minimum for program - XXX FICO exceeds XXX minimum required.	XXXXX months reserves -XXX FICO -XXXXX+ Tradelines -XXXX+ years of Monthly Payments -XXXX years at present address -XXXX months of XXXXXxXXXXX Payments	Loan Exception Form Min Equity_2023_02_28_@10_39_59.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	FL	Primary Residence	Purchase	NA	Originator Post-Close	Yes	865672
XXXXX		6000089406	D	B	D	B	D	A	A	A	Closed	FCOM1223	2023-02-22 13:08	2023-03-01 13:34	Resolved	1 - Information	C	A	Credit	Closing	The Deed of Trust is Not Executed	Resolved-The Deed of Trust is Executed - Due Diligence Vendor-03/01/2023 Ready for Review-Document Uploaded. Please see the attached executed Mortgage. Please clear the condition - Seller-02/28/2023 Open-The Deed of Trust is Not Executed Deed of Trust and Planned Unit Development Rider are not executed. Statute of Limitations - three years. - Due Diligence Vendor-02/22/2023	Ready for Review-Document Uploaded. Please see the attached executed Mortgage. Please clear the condition - Seller-02/28/2023	Resolved-The Deed of Trust is Executed - Due Diligence Vendor-03/01/2023	Qualifying FICO score is at least XX points above minimum for program - XXX FICO exceeds XXX minimum required.		Mortgage - Deed of Trust_2023_02_28_@10_25_21.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	FL	Primary Residence	Purchase	NA	N/A	N/A	865336
XXXXX		6000089406	D	B	D	B	D	A	A	A	Closed	FCOM1207	2023-02-22 13:06	2023-03-01 13:33	Resolved	1 - Information	C	A	Compliance	Closing	The Note is Not Executed	Resolved-The Note is Executed - Due Diligence Vendor-03/01/2023 Ready for Review-Document Uploaded. Please see the attached executed Note. Please clear the condition. - Seller-02/28/2023 Open-The Note is Not Executed. Statute of Limitations - three years. - Due Diligence Vendor-02/22/2023	Ready for Review-Document Uploaded. Please see the attached executed Note. Please clear the condition. - Seller-02/28/2023	Resolved-The Note is Executed - Due Diligence Vendor-03/01/2023	Qualifying FICO score is at least XX points above minimum for program - XXX FICO exceeds XXX minimum required.		Note_2023_02_28_@09_37_48.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	FL	Primary Residence	Purchase	NA	N/A	N/A	865329